EARNINGS PER SHARE (Narrative) (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Weighted average number of shares used in computing diluted net income (loss) per share	1,928,259	5,132,809